Stock-Based Compensation	12 Months Ended
May 29, 2016
Share-based Compensation [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION

In September 2015, our shareholders approved the Darden Restaurants, Inc. 2015 Omnibus Incentive Plan (2015 Plan). All equity grants subject to ASC Topic 718 after the date of approval are made under the 2015 Plan. No further equity grants after that date are permitted under the Darden Restaurants, Inc. 2002 Stock Incentive Plan, the RARE Hospitality International, Inc. Amended and Restated 2002 Long-Term Incentive Plan or any other prior stock option and/or stock grant plans (collectively, the Prior Plans). The 2015 Plan and the Prior Plans are administered by the Compensation Committee of the Board of Directors. The 2015 Plan provides for the issuance of up to 7.6 million common shares in connection with the granting of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units (RSUs), stock awards and other stock-based awards including performance stock units and Darden stock units to employees, consultants and non-employee directors. There are outstanding awards under the Prior Plans that may still vest and be exercised in accordance with their terms. As of May 29, 2016, approximately 6.6 million shares may be issued under outstanding awards that were granted under the Prior Plans. Pursuant to the provisions of our stock plans, in connection with the separation of Four Corners (see Note 2) we made certain adjustments to the exercise price and number of our share-based compensation awards, with the intention of preserving the intrinsic value of the awards immediately prior to the separation. These adjustments are reflected in the activity tables that follow. The separation-related adjustments did not have a material impact on either compensation expense or the potentially dilutive securities to be considered in the calculation of diluted earnings per share of common stock.
Stock-based compensation expense included in continuing operations was as follows:

(in millions)	Fiscal Year
	2016	2015	2014
Stock options (1)	$7.8	$20.9	$19.3
Restricted stock/restricted stock units	1.6	2.0	0.9
Darden stock units	15.9	13.3	12.3
Cash-settled performance stock units (2)	6.5	14.5	2.5
Equity-settled performance stock units	2.7	—	—
Employee stock purchase plan	1.1	1.3	1.8
Director compensation program/other	1.7	1.7	1.9
	$37.3	$53.7	$38.7

(1)	The higher expense in fiscal 2015 and fiscal 2014 is primarily attributable to the workforce reduction efforts (see Note 16) and a change in mix of equity awards granted.

(2)	The higher expense in fiscal 2015 is primarily attributable to the workforce reduction efforts (see Note 16) and the impact of improved financial performance.

The weighted-average fair value of non-qualified stock options and the related assumptions used in the Black-Scholes model to record stock-based compensation are as follows:

	Stock Options Granted in Fiscal Year
	2016	2015	2014
Weighted-average fair value (1)	$12.72	$9.41	$10.71
Dividend yield	3.3%	4.5%	4.4%
Expected volatility of stock	28.0%	37.3%	39.6%
Risk-free interest rate	1.9%	2.1%	1.9%
Expected option life (in years)	6.5	6.5	6.4
Weighted-average exercise price per share (1)	$64.85	$40.43	$42.93
(1) Weighted-averages were adjusted for the impact of the separation of Four Corners.
The following table presents a summary of our stock option activity as of and for the year ended May 29, 2016:

	Options (in millions)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value (in millions)
Outstanding beginning of period	7.71	$44.18	6.08	$164.6
Awards issued in conversion as a result of the separation of Four Corners	0.97
Options granted	0.44	64.85
Options exercised	(2.61)	36.21
Options canceled	(0.19)	46.77
Outstanding end of period	6.32	$42.04	6.00	$160.6
Exercisable	4.66	$40.23	5.29	$127.0

The total intrinsic value of options exercised during fiscal 2016, 2015 and 2014 was $73.6 million, $90.2 million and $39.9 million, respectively. Cash received from option exercises during fiscal 2016, 2015 and 2014 was $94.4 million, $154.6 million and $50.9 million, respectively. Stock options generally vest over 4 years and have a maximum contractual period of 10 years from the date of grant. We settle employee stock option exercises with authorized but unissued shares of Darden common stock or treasury shares we have acquired through our ongoing share repurchase program.
As of May 29, 2016, there was $8.9 million of unrecognized compensation cost related to unvested stock options granted under our stock plans. This cost is expected to be recognized over a weighted-average period of 1.5 years. The total fair value of stock options that vested during fiscal 2016 was $7.0 million.
Restricted stock and RSUs are granted at a value equal to the market price of our common stock on the date of grant. Restrictions lapse with regard to restricted stock, and RSUs are settled in shares, at the end of their vesting periods, which generally range from one to four years.
The following table presents a summary of our restricted stock and RSU activity as of and for the fiscal year ended May 29, 2016:

	Shares (in millions)	Weighted-Average Grant Date Fair Value Per Share
Outstanding beginning of period	0.10	$51.19
Shares granted	0.06	62.38
Shares vested	(0.03)	47.95
Shares canceled	(0.02)	61.97
Outstanding end of period	0.11	$55.46

As of May 29, 2016, there was $2.9 million of unrecognized compensation cost related to unvested restricted stock and RSUs granted under our stock plans. This cost is expected to be recognized over a weighted-average period of 2.3 years. The total fair value of restricted stock and RSUs that vested during fiscal 2016, 2015 and 2014 was $1.6 million, $4.8 million and $2.3 million, respectively.
Darden stock units are granted at a value equal to the market price of our common stock on the date of grant and will be settled in cash at the end of their vesting periods, which range between four and five years, at the then market price of our common stock. Compensation expense is measured based on the market price of our common stock each period, is amortized over the vesting period and the vested portion is carried as a liability on our accompanying consolidated balance sheets. We also entered into equity forward contracts to hedge the risk of changes in future cash flows associated with the unvested, unrecognized Darden stock units granted (see Note 8 for additional information).
The following table presents a summary of our Darden stock unit activity as of and for the fiscal year ended May 29, 2016:

(All units settled in cash)	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	1.37	$65.54
Awards issued in conversion as a result of the separation of Four Corners	0.18
Units granted	0.32	64.75
Units vested	(0.34)	63.91
Units canceled	(0.10)	47.75
Outstanding end of period	1.43	$67.48

As of May 29, 2016, our total Darden stock unit liability was $50.7 million, including $17.1 million recorded in other current liabilities and $33.6 million recorded in other liabilities on our consolidated balance sheets. As of May 31, 2015, our total Darden stock unit liability was $46.1 million, including $16.2 million recorded in other current liabilities and $29.9 million recorded in other liabilities on our consolidated balance sheets.

Based on the value of our common stock as of May 29, 2016, there was $33.7 million of unrecognized compensation cost related to Darden stock units granted under our incentive plans. This cost is expected to be recognized over a weighted-average period of 2.8 years. The total fair value of Darden stock units that vested during fiscal 2016 was $21.5 million.

The following table presents a summary of our cash-settled performance stock unit activity as of and for the fiscal year ended May 29, 2016:

(All units settled in cash)	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	0.38	$65.54
Awards issued in conversion as a result of the separation of Four Corners	0.05
Units granted	—	—
Units vested	(0.17)	67.17
Units canceled	(0.10)	43.35
Performance unit adjustment	0.05	43.84
Outstanding end of period	0.21	$67.48

As of May 29, 2016, our cash-settled performance stock unit liability was $10.4 million, including $7.1 million recorded in other current liabilities and $3.3 million recorded in other liabilities on our consolidated balance sheets. As of May 31, 2015, our cash-settled performance stock unit liability was $15.9 million, including $11.2 million recorded in other current liabilities and $4.7 million recorded in other liabilities on our consolidated balance sheets.

Cash-settled performance stock units cliff vest three years from the date of grant, where 0.0 percent to 150.0 percent of the entire grant is earned or forfeited at the end of three years. The number of units that actually vests will be determined for each year based on the achievement of Company performance criteria set forth in the award agreement and may range from 0.0 percent to 150.0 percent of the annual target. All awards will be settled in cash. The awards are measured based on the market price of our common stock each period, are amortized over the service period and the vested portion is carried as a liability in our accompanying consolidated balance sheets. As of May 29, 2016, there was $2.4 million of unrecognized compensation cost related to unvested performance stock units granted under our stock plans. This cost is expected to be recognized over a weighted-average period of 1.1 years. The total fair value of cash-settled performance stock units that vested in fiscal 2016 was $11.4 million.

The following table presents a summary of our equity-settled performance stock unit activity as of and for the fiscal year ended May 29, 2016:

	Units (in millions)	Weighted-Average Grant Date Fair Value Per Unit
Outstanding beginning of period	—	$—
Units granted	0.19	65.23
Units vested	—	—
Units canceled	(0.02)	65.42
Outstanding end of period	0.17	$65.21

Beginning in fiscal 2016, two new types of equity-settled performance-based restricted stock units were issued, where 0.0 percent to 150.0 percent of the entire grant is earned or forfeited at the end of the respective vesting periods, which range from three to four years. The number of units that actually vest will be determined based on the achievement of performance criteria set forth in the award agreements and may range from 0.0 percent to 150.0 percent of target. Half of these performance awards, which are measured against company-specific targets, are granted at a value equal to the market price of our common stock on the date of grant, and amortized over the service period. The other half of these awards, which are measured against market-based targets, are measured based on estimated fair value as of the date of grant using a Monte Carlo simulation, and amortized over the service period. As of May 29, 2016, there was $8.5 million of unrecognized compensation cost related to unvested equity-settled performance stock units granted under our stock plans. This cost is expected to be recognized over a weighted-average period of 2.7 years. The total fair value of equity-settled performance stock units that vested during fiscal 2016 was $0.0 million.
We maintain an Employee Stock Purchase Plan to provide eligible employees who have completed one year of service (excluding senior officers subject to Section 16(b) of the Securities Exchange Act of 1934, and certain other employees who are employed less than full time or own 5 percent or more of our capital stock or that of any subsidiary) an opportunity to invest up to $5.0 thousand per calendar quarter to purchase shares of our common stock, subject to certain limitations. Under the plan, up to an aggregate of 3.6 million shares are available for purchase by employees at a purchase price that is 85.0 percent of the fair market value of our common stock on either the first or last trading day of each calendar quarter, whichever is lower. Cash received from employees pursuant to the plan during fiscal 2016, 2015 and 2014 was $4.8 million, $5.2 million and $7.2 million, respectively.